Income Taxes - Schedule of Deferred Tax Asset and Liability (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Tax loss carry forwards	$ 353,649	$ 182,690
Other-than-temporary impairment	1,593,785	780,249
Credit loss allowance	32,908	21,997
Reserve for inventory	6,145	6,403
Less: disposal of a subsidiary		(314)
Less: valuation allowance	$ (1,986,487)
Deferred tax assets, net		$ 991,025